Condensed Consolidated Statements of Comprehensive Income (Loss) (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Income Statement [Abstract]
Revenues	$ 66	$ 691	$ 132	$ 15,191
Cost of revenues	43	429	74	1,315
Gross Profit	23	262	58	13,876
Operating expenses:
Research and development	2,599	1,901	4,841	3,534
General, administrative and marketing	1,609	1,424	3,170	3,379
Operating income (loss)	(4,185)	(3,063)	(7,953)	6,963
Financial income (expenses), net	(100)	25	(192)	123
Net income (loss) for the period	$ (4,285)	$ (3,038)	$ (8,145)	$ 7,086
Basic net income (loss) per ordinary share (in Dollars per share)	$ (0.39)	$ (0.3)	$ (0.74)	$ 0.76
Diluted net income (loss) per ordinary share (in Dollars per share)	$ (0.39)	$ (0.3)	$ (0.74)	$ 0.58
Weighted average ordinary shares outstanding used in computation of basic net income (loss) per share (in Shares)	11,086,481	10,201,231	10,935,611	9,315,817
Weighted average ordinary shares outstanding used in computation of diluted net income (loss) per share (in Shares)	11,086,481	10,201,231	10,935,611	12,173,715